Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of operating segments [line items]
Revenues	$ 9,231	[1]	$ 183,615	$ 194,471	[2]	$ 182,342
Gross profit	4,163	[1]	82,811	87,507	[2]	83,938
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	808	[1]	16,077	18,409	[2]	17,190
Depreciation and amortization			10,608	10,642		9,403
Non-cash items other than depreciation and amortization			1,494	1,083		1,381
Equity in earnings (loss) of associated companies and joint ventures	(14)	[1]	(281)	(131)	[2]	(226)
Total assets	13,225	[3]		257,839	[4]	263,787	$ 263,066
Investments in associate companies and joint ventures				9,751		10,518	7,623
Total liabilities	$ 7,069	[3]		128,154	[4]	132,037	140,609
Capital expenditures, net			10,354	11,465		11,069
Operating Segments
Disclosure of operating segments [line items]
Revenues			183,615	194,471		182,342
Eliminations
Disclosure of operating segments [line items]
Revenues			5,016	5,688		5,160
Mexico and Central America Segment
Disclosure of operating segments [line items]
Gross profit			52,906	52,384		48,162
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method			14,751	10,349		7,809
Depreciation and amortization			6,471	6,380		5,551
Non-cash items other than depreciation and amortization			979	878		1,249
Equity in earnings (loss) of associated companies and joint ventures			(95)	(177)		326
Total assets				147,374		147,748	165,887
Investments in associate companies and joint ventures				6,198		6,789	5,804
Total liabilities				95,694		96,525	113,727
Capital expenditures, net			6,764	6,677		6,574
Mexico and Central America Segment | Operating Segments
Disclosure of operating segments [line items]
Revenues			106,783	109,249		100,162
Mexico and Central America Segment | Eliminations
Disclosure of operating segments [line items]
Revenues			4,998	5,673		5,143
South America Segment
Disclosure of operating segments [line items]
Gross profit			29,905	35,123		35,776
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method			1,326	8,060		9,381
Depreciation and amortization			4,137	4,262		3,852
Non-cash items other than depreciation and amortization			515	205		132
Equity in earnings (loss) of associated companies and joint ventures			(186)	46		(100)
Total assets				110,465		116,039	97,179
Investments in associate companies and joint ventures				3,553		3,729	1,819
Total liabilities				32,460		35,512	$ 26,882
Capital expenditures, net			3,590	4,788		4,495
South America Segment | Operating Segments
Disclosure of operating segments [line items]
Revenues			76,832	85,222		82,180
South America Segment | Eliminations
Disclosure of operating segments [line items]
Revenues			$ 18	$ 15		$ 17

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[4]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18